Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	Clearwater Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2016
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Clearwater Core Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”) DATED APRIL 30, 2016, AS SUPPLEMENTED
Strategy [Heading]	rr_StrategyHeading

Accordingly, the Prospectus is hereby amended as follows.

The second paragraph under “Summary Section – Clearwater Core Equity Fund – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Clearwater Management Company (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 60% of the Fund’s total assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management.